UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       SLS Management, LLC

Address:    140 West 57th Street, Suite 7B
            New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven Rohlfing
Title:      Chief Financial Officer
Phone:      (212) 537-3600

Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York            February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $66,940
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

(1)   028-10548               SLS Offshore Fund, Ltd.
(2)   028-13248               SLS Investors, LP

                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------  ------- --- ----   ----------  -----    ----      ------ ----
BANCO SANTANDER SA                   ADR        05964H105    541     66,200 SH         SOLE                  66,200
BEAM INC                             COM        073730103  3,230     52,870 SH         SOLE                  52,870
BP PLC                          SPONSORED ADR   055622104  3,567     85,666 SH         SOLE                  85,666
CITIGROUP INC                      COM NEW      172967424  3,841     97,100 SH         SOLE                  97,100
COMVERSE INC                         COM        20585P105  3,091    108,338 SH         SOLE                 108,338
COMVERSE TECHNOLOGY INC         COM PAR $0.1    205862402  3,373    878,317 SH         SOLE                 878,317
FLEXTRONICS INTL LTD                 ORD        Y2573F102  3,385    545,100 SH         SOLE                 545,100
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302  2,350     56,928 SH         SOLE                  56,928
PENNEY J C INC                       COM        708160106  4,124    209,216 SH         SOLE                 209,216
PENNEY J C INC                       COM        708160106  1,971    100,000     CALL   SOLE                 100,000
LOUISIANA PAC CORP                   COM        546347105  1,281     66,300 SH         SOLE                  66,300
MURPHY OIL CORP                      COM        626717102  2,567     43,100 SH         SOLE                  43,100
NATIONAL BK GREECE S A        SPN ADR REP 1 SH  633643606    370    206,700 SH         SOLE                 206,700
NAVIOS MARITIME HOLDINGS INC         COM        Y62196103    259     77,000 SH         SOLE                  77,000
OWENS CORNING NEW                    COM        690742101  2,304     62,300 SH         SOLE                  62,300
ROYAL BK SCOTLAND GROUP PLC   SPONS ADR 20 ORD  780097689  4,679    195,700 SH         SOLE                 195,700
SHUTTERFLY INC                       COM        82568P304  2,965     99,261 SH         SOLE                  99,261
SEAGATE TECHNOLOGY PLC               SHS        G7945M107  5,760    189,336 SH         SOLE                 189,336
SUPERIOR ENERGY SVCS INC             COM        868157108  2,217    107,000 SH         SOLE                 107,000
VISTEON CORP                       COM NEW      92839U206  2,793     51,900 SH         SOLE                  51,900
WELLCARE HEALTH PLANS INC            COM        94946T106  1,787     36,700 SH         SOLE                  36,700
WESTERN DIGITAL CORP                 COM        958102105  6,998    164,697 SH         SOLE                 164,697
YAHOO INC                            COM        984332106  3,487    175,225 SH         SOLE                 175,225

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